COMMITMENTS - Non-cancellable Lease Commitments Not Capitalized (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	€ 22	€ 16
Less than 1 year
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	6	5
1 to 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	11	10
More than 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	€ 5	€ 1